OTHER EXPENSES (Tables)	9 Months Ended
Dec. 31, 2021
OTHER EXPENSES
Schedule of other operating expenses

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Amortization of intangible assets	$7,625	$3,840	$14,999	$12,458
Depreciation of property and equipment	3,047	1,506	4,829	5,840
Bad debt expense	8,866	3,358	19,976	26,960
Share-based compensation	418	1,535	1,445	5,657
	$19,956	$10,239	$41,249	$50,915

Schedule of employee expenses

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Wages, salaries and commissions	$20,273	$12,587	$60,802	$46,305
Benefits	6,023	7,571	19,560	21,588
	$26,296	$20,158	$80,362	$67,893